Financial expense, net (Tables)	12 Months Ended
Dec. 31, 2020
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the years ended December 31, 2020, 2019 and 2018:

	For the year ended December 31,
Financial income	2020	2019	2018
Interest income from loans and credits	6,651	3,665	36,296
Interest rates benefits derivatives: cash flow hedges	401	456	148
Total	7,052	4,121	36,444

Financial expenses
	For the year ended December 31,
Financial expenses	2020	2019	2018
Expenses due to interest:
- Loans from credit entities	(246,676)	(259,416)	(256,736)
- Other debts	(69,561)	(89,256)	(100,057)
Interest rates losses derivatives: cash flow hedges	(62,149)	(59,318)	(68,226)
Total	(378,386)	(407,990)	(425,019)

Other financial income/(expenses), net
The following table sets out Other financial income/(expenses), net for the years 2020, 2019 and 2018:

	For the year ended December 31,
Other financial income/(expenses), net	2020	2019	2018
Other financial income	162,290	14,152	14,431
Other financial losses	(121,415)	(15,305)	(22,666)
Total	40,875	(1,153)	(8,235)